Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Cash Flows From Operating Activities:
Net Loss			$ (15,997,000)	$ (14,447,000)
Adjustments To Reconcile Net Loss To Net Cash Used In Operating Activities:
Depreciation	$ 58,000	$ 61,000	131,000	344,000
Amortization Of Intangibles	343,000	1,079,000	2,168,000	4,002,000
Amortization Of Right-of-use Assets			1,112,000	1,857,000
Amortization Of Discount On Convertible Notes			0	1,092,000
Impairment Of Goodwill			0	1,985,000
Impairment Of Intangibles	0	0	0	1,867,000
Stock-based Compensation On Options		166,000	881,000	671,000
Stock-based Compensation On Warrants		154,000	3,176,000	3,593,000
Stock-based Compensation Relating To Redeeem Acquisition	1,610,000	7,000	362,000	0
Warrants Related To Financing Of Convertible Note Payable			12,000	47,000
Imputed Interest For Note Payable			19,000	41,000
Gain On Early Termination Of Operating Lease	3,000	0	(2,000)	(164,000)
Net Loss	(6,249,000)	(4,544,000)	(15,997,000)	(14,447,000)
Gain On Change In Fair Value Of Derivative Liabilities			(72,000)	0
Discount On Derivative Liability			85,000	0
Income From Government Grants	(262,000)	(1,704,000)	(3,140,000)	0
(reversal) Provision For Bad Debt			(260,000)	397,000
Preferred Shares Converted To Common Stock			150,000	0
Beneficial Conversion Features On Convertible Promissory Notes	0	144,000	144,000	0
Tax Provision On Income			216,000	0
Gain From Derecognition Of Liabilities From Discontinued Operations				(6,319,000)
Change In Operating Assets And Liabilities:
Accounts Receivable	153,000	(1,622,000)	(226,000)	2,447,000
Prepaid Expenses	438,000	(3,000)	(527,000)	672,000
Accounts Payable And Accrued Expenses	(1,814,000)	1,709,000	1,246,000	(225,000)
Other Assets	(67,000)	15,000	(11,000)	(296,000)
Rental Deposits			14,000	(4,000)
Operating Lease Liability	(201,000)	586,000	(919,000)	(1,382,000)
Due To Related Parties			41,000	0
Other Long-term Liabilities			477,000	0
Contract Liabilities Relating To Revenue	123,000	3,570,000	2,376,000	(189,000)
Contract Liabilities To Government Grant			1,706,000	0
Amortization Of Discount On Convertible Note Payables	0	409,000
Liabilities Of Discontinued Operations				(26,000)
Net Cash Used In Operating Activities	(5,978,000)	(1,393,000)	(6,838,000)	(2,333,000)
Cash Flows From Investing Activities:
Stock-based Compensation On Options	213,000	429,000
Net Cash Paid For Acquisition Of Redeeem			(1,376,000)	0
Stock-based Compensation On Warrants	124,000	455,000
Purchase Of Fixed Assets	(93,000)	(19,000)	(158,000)	(98,000)
Net Cash Used In Investing Activities	(93,000)	(19,000)	(1,534,000)	(98,000)
Cash Flows From Financing Activities:
Issuance Of Common Stock Related To Employees	104,000	0
Issuance Of Series D Convertible Preferred Shares For Cash			0	976,000
Proceeds From Initial Public Offering Net Of Offering Costs			20,702,000	0
Proceeds From Stimulus Loan Programs	0	565,000	569,000	0
Issuance Of Common Stock To Contractors For Services	40,000	0
Payments To Note Payable Of Related Party	50,000	0	(2,479,000)	(31,000)
Proceeds From Convertible Note Payable	0	500,000	500,000	1,400,000
Payments To Convertible Note Payable			(135,000)	0
Loss On Derivative Liabilities	(12,000)	0
Net Cash Provided By Financing Activities	(50,000)	1,065,000	19,157,000	2,345,000
Effect Of Exchange Rate On Cash	37,000	(287,000)	(425,000)	203,000
(recovery) And Provision For Bad Debt	(67,000)	(136,000)
Net Increase In Cash And Cash Equivalents	(6,084,000)	(634,000)	10,360,000	117,000
Cash And Cash Equivalents - Beginning Of Years	12,066,000	1,706,000	1,706,000	1,589,000
Cash And Cash Equivalents - End Of Years	5,982,000	1,072,000	12,066,000	1,706,000
Supplemental Disclosure Of Cash Flow Information:
Income Taxes	0	0	0	0
Interest Expense	3,000	0	0	29,000
Preferred Shares Converted Into Common Stock Upon Uplisting			54,000	0
Shares To Be Issued For Redeeem Acquisition			1,210,000	0
Issuance Of Common Stock Related To Convertible Note Payable			1,750,000	0
Issuance Of Common Stock Related To Stock Payable	104,000	0	1,300,000	443,000
Right-of-use Assets Acquired Through Adoption Of Asc 842	0	8,931,000	0	8,348,000
Right-of-use Assets Acquired Through Operating Leases	467,000	2,398,000	2,642,000	2,398,000
Due To Related Parties	(34,000)	0
Other Long-term Liabilities	(337,000)	0
Taxes Payable	(4,000)	0
Contract Liabilities To Government Grants	(402,000)	(1,704,000)
Payments To Note Payable Of Related Party	(50,000)	0	2,479,000	31,000
Noncash Investing And Financing Activities:
Record Derivative Liability On Convertible Notes	0	98,000
Warrants Granted For Convertible Promissory Note	0	12,000
Shares To Be Issued For Convertible Promissory Note	0	156,000		$ 1,300,000
Issuance Of Common Stock Related To Stock Payable	0	1,300,000	$ 1,210,000
Issuance Of Common Stock To Contractors For Services	40,000	0
Conversion Of Convertible Note Payable	$ 0	$ 1,400,000